Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Abstract]
Summary of Revenue by Type of Good or Service

Revenue by type of good or service (in thousands)

	2018	2019	2020
Digital Platform Services third-party revenue	$378,826	$496,040	$637,568
Digital Platform Services first-party revenue	110,169	205,206	395,588
Digital Platform Services Revenue	488,995	701,246	1,033,156
Digital Platform Fulfilment Revenue	97,794	127,960	213,228
Brand Platform Revenue	-	164,210	390,014
In-Store Revenue	15,595	27,621	37,524
Total Revenue	$602,384	$1,021,037	$1,673,922